Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Contract assets:
Current	$ 58,739		$ 0
Non-current	69,691		0
Contract with customer, asset, net	128,430	$ 71,414
Contract liabilities:
Current	(72,005)		(81,111)
Non-current	(67,022)		$ (54,895)
Contract with customer, liability	(139,027)	(114,695)
Trade and other receivables, net
Disaggregation of Revenue [Line Items]
Receivables, net	949,085	938,958
Other current assets
Contract assets:
Current	58,739	27,903
Other non-current assets
Contract assets:
Non-current	69,691	43,511
Other current liabilities
Contract liabilities:
Current	(72,005)	(62,847)
Other non-current liabilities
Contract liabilities:
Non-current	$ (67,022)	$ (51,848)